Business combinations (Tables)	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Schedule of estimated fair values of the assets acquired and liabilities assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date based on the purchase price (in thousands):

At May 25, 2013 (Level 3)

Assets acquired:
Cash and cash equivalents	$1,935
Current assets	22,083
Property and equipment, net	5,850
Intangible assets acquired	5,006
Goodwill	15,064
Other assets	109
Total assets acquired	50,047
Liabilities assumed:
Other current liabilities	12,119
Line of credit - current	10,259
Notes payable - current	9,819
Contingent consideration	1,740
Above-market leases	83
Capital lease obligation	138
Total liabilities assumed	34,158
Total purchase price	$15,889

Schedule of changes in the carrying amount of goodwill

The change in the carrying amount of goodwill is as follows (in thousands):

Balance as of March 31, 2012	$46,930
Goodwill as a result of the RCC Acquisition	31,103

Balance as of March 30, 2013	78,033
Goodwill as a result of the Baskins Acquisition	15,064

Balance as of March 29, 2014	$93,097

Schedule of proforma results of operations

As adjusted net sales (Unaudited)

(in thousands)	Thirty-Nine Weeks Ended December 28, 2013

Net sales (as reported)	$257,382
Baskins	8,290
As adjusted net sales	$265,672

As adjusted net income (Unaudited)

(in thousands)	Thirty-Nine weeks ended December 28, 2013

Net income (as reported)	$3,768
Baskins	831
RCC	(821)
Boot Barn Holding Corporation	2,593
As adjusted net income	$6,371

As adjusted net sales—unaudited (in thousands)	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 12, 2011

Net sales (as reported)	$345,868	$233,203	$58,267	$110,429
Baskins	8,290	58,058	18,169	29,118
RCC	—	21,503	16,595	31,246
Boot Barn Holding Corporation	—	—	—	—

As adjusted net sales	$354,158	$312,764	$93,031	$170,793

As adjusted net income (loss)— unaudited (in thousands)	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 12, 2011

Net income (loss) (as reported)	$5,660	$680	$(4,601)	$(660)
Baskins	580	396	468	(3,831)
RCC	(1,100)	2,818	413	(7,108)
Boot Barn Holding Corporation	3,183	4,487	8,125	(15,794)

As adjusted net income (loss)	$8,323	$8,381	$4,405	$(27,393)

Baskins
Schedule of estimated fair values of the assets acquired and liabilities assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date based on the preliminary purchase price (in thousands):

At May 25, 2013 (Level 3)

Assets acquired:
Cash and cash equivalents	$1,935
Current assets	22,083
Property and equipment, net	5,850
Intangible assets acquired	5,006
Goodwill	15,064
Other assets	109

Total assets acquired	50,047

Liabilities assumed:
Other current liabilities	12,119
Line of credit—current	10,259
Notes payable—current	9,819
Contingent consideration	1,740
Above-market leases	83
Capital lease obligation	138

Total liabilities assumed	34,158

Total purchase price	$15,889

RCC
Schedule of estimated fair values of the assets acquired and liabilities assumed

As of August 31, 2012, the purchase price was allocated as follows (in thousands):

Significant unobservable inputs (Level 3)

Current assets	$19,528
Property and equipment	3,616
Goodwill	31,103
Intangible assets acquired	5,002
Other assets	21

Total assets acquired	59,270

Current liabilities assumed	10,252
Line of credit—current	5,405
Below market lease liability	154

Total purchase price	$43,459

Boot Barn Holding Corporation
Schedule of estimated fair values of the assets acquired and liabilities assumed

As of December 11, 2011, the purchase price was allocated as follows (in thousands):

Significant unobservable inputs (Level 3)

Current assets	$71,869
Property and equipment	6,228
Goodwill	46,930
Intangible assets acquired	56,380
Other assets	336

Total assets acquired	181,743

Current liabilities assumed	36,087
Line of credit—current	21,692
Below market lease liability	33,214

Total purchase price	$90,750